Average Annual Total Returns		12 Months Ended	39 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	12.06%
FT Vest U.S. Equity Deep Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Percent		16.29%	6.36%
Performance Inception Date	Oct. 16, 2020
FT Vest U.S. Equity Deep Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.29%	6.36%
FT Vest U.S. Equity Deep Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.65%	4.92%